Deferred Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Deferred Revenue1 [Abstract]
Summary of Deferred Revenue

Deferred Revenue
At December 31, 2023	$—
Advanced consideration from gold sale prepayment agreement, net of transaction costs	111.1
Accretion expense	5.5
At December 31, 2024	$116.6
Deferred revenue recognized	(124.6)
Accretion expense	8.0
Advanced consideration from gold sale prepayment agreement	50.0
At December 31, 2025	$50.0